Related Party Transactions (Details) - Mr. Wenquan Zhu [Member]	May 10, 2024 USD ($)	May 10, 2024 CNY (¥)	Nov. 05, 2023 USD ($)
Related Party Transactions [Line Items]
Long-term loan term	3 years	3 years	3 years
Long term loan	$ 1,788,860	¥ 13,000,000
Interest rate	6.20%	6.20%
Unsecured loan			$ 630,000